Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 16,283	₺ 15,425
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	50,505	47,675
Fair value [member] | Level 3 [member] | Investment properties in Gebze [member] | Income approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	21,520	17,960
Fair value [member] | Level 3 [member] | Investment properties in Ankara [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	14,400	15,915
Fair value [member] | Level 3 [member] | Investment properties in Istanbul [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 14,585	₺ 13,800